UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Virginia - 132.6%	Arlington County, Virginia, IDA, Hospital Facilities Revenue Bonds
	(Virginia Hospital Center - Arlington Health System),
	5.25%, 7/01/11 (a)	$2,150	$2,329,697
	Celebrate North Community Development Authority, Virginia, Special
	Assessment Revenue Bonds, Series B, 6.75%, 3/01/34	1,500	1,497,975
	Charlottesville, Virginia, IDA, Educational Facilities Revenue
	Refunding Bonds (University of Virginia Foundation), VRDN,
	Series B, 1.50%, 12/01/37 (b)	500	500,000
	Chesterfield County, Virginia, EDA, Solid Waste and Sewer Disposal
	Revenue Bonds (Virginia Electric Power Company), AMT, Series A,
	5.60%, 11/01/31	500	472,050
	Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville
	Regional Medical Center), 5.25%, 10/01/28 (c)(d)	1,500	1,638,540
	Dulles Town Center, Virginia, Community Development Authority,
	Special Assessment Tax (Dulles Town Center Project),
	6.25%, 3/01/26	970	971,795
	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
	Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/37	1,000	903,990
	Fairfax County, Virginia, Water Authority, Water Revenue Refunding
	Bonds, 5%, 4/01/27	1,205	1,228,485
	Hampton, Virginia, Public Improvement, GO, 5%, 4/01/20	1,000	1,052,010
	Henrico County, Virginia, EDA, Revenue Refunding Bonds (Bon
	Secours Health System, Inc.), Series A, 5.60%, 11/15/12 (a)	60	66,451
	Henrico County, Virginia, EDA, Revenue Refunding Bonds (Bon
	Secours Health System, Inc.), Series A, 5.60%, 11/15/30	1,440	1,468,814
	Isle Wight County, Virginia, IDA, Environmental Improvement
	Revenue Bonds, AMT, Series A, 5.70%, 11/01/27	1,300	1,189,591
	Norfolk, Virginia, Airport Authority Revenue Bonds, Series A, 5.125%,
	7/01/31(e)	1,500	1,489,890
	Peninsula Ports Authority, Virginia, Residential Care Facilities,
	Revenue Refunding Bonds (Baptist Homes), Series C,
	5.40%, 12/01/33	500	423,950
	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
	Senior Series B, 6.99%, 8/15/08 (a)(f)(g)	5,000	2,265,550
	Prince William County, Virginia, Lease Participation Certificates, 5%,
	12/01/21	1,275	1,322,200
Portfolio Abbreviations
To simplify the listings of BlackRock Virginia Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
EDA	Economic Development Authority	IDA	Industrial Development Authority
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Richmond, Virginia, Metropolitan Authority, Expressway Revenue
	Refunding Bonds, 5.25%, 7/15/22 (e)	$1,250	$1,367,725
	Richmond, Virginia, Public Utilities Revenue Refunding Bonds, 5%,
	1/15/12 (a)(h)	3,000	3,215,940
	The Shops at White Oak Village Community Development Authority,
	Virginia, Special Assessment Revenue Bonds,
	5.30%, 3/01/17	250	241,325
	Virginia College Building Authority, Educational Facilities Revenue
	Bonds (21st Century College and Equipment Programs), VRDN,
	Series B, 1.45%, 2/01/26 (b)	590	590,000
	Virginia College Building Authority, Educational Facilities Revenue
	Bonds (21st Century College and Equipment Programs), VRDN,
	Series C, 1.15%, 2/01/26 (b)	500	500,000
	Virginia College Building Authority, Educational Facilities Revenue
	Refunding Bonds (Washington and Lee University Project), 5.25%,
	1/01/26 (i)	500	551,640
	Virginia College Building Authority, Educational Facilities Revenue
	Refunding Bonds (Washington and Lee University Project), 5.25%,
	1/01/31 (i)	1,000	1,071,920
	Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 4.75%,
	7/01/31 (e)	500	457,380
	Virginia Small Business Financing Authority, Revenue Refunding
	Bonds (Children's Hospital of the King's Daughters Project), VRDN,
	1.58%, 1/01/36 (b)	100	100,000
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.375%, 7/01/36 (i)	3,000	3,015,060
	Virginia State Resources Authority, Infrastructure Revenue Bonds
	(Pooled Loan Program), Series A, 5.125%, 5/01/27	635	650,742
	Virginia State Resources Authority, Water and Sewer System Revenue
	Bonds (Frederick County Sanitation Authority Project), 5.20%,
	10/01/10 (a)	1,000	1,064,380
			31,647,100
District of Columbia - 7.2%	Metropolitan Washington Airports Authority, D.C., Airport System
	Revenue Bonds, AMT, Series A, 5.25%, 10/01/32 (e)	1,500	1,481,610
	Metropolitan Washington Airports Authority, D.C., Airport System
	Revenue Bonds, AMT, Series B, 5%, 10/01/34 (h)	250	238,820
			1,720,430
Puerto Rico - 5.2%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.375%, 5/15/33	1,295	1,229,382
	Total Municipal Bonds
	(Cost - $33,293,561) - 145.0%		34,596,912

	Corporate Bonds
Multi-State - 7.0%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)	1,500	1,683,480
	Total Corporate Bonds
	(Cost - $1,500,000) - 7.0%		1,683,480

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to Tender Option Bond	Par
	Trusts (k)	(000)	Value
Virginia - 8.7%	University of Virginia, Revenue Bonds, 5%, 6/01/40	$2,000	$2,083,667
	Municipal Bonds Transferred to Tender Option Bond Trusts (Cost -
	$2,071,025) - 8.7%		2,083,667
	Total Investments (Cost - $36,864,586*) - 160.7%		38,364,059
	Other Assets Less Liabilities - 1.6%		375,480
	Liability for Trust Certificates, Including Interest Expenses and Fees
	Payable - (5.6%)		(1,340,673)
	Preferred Shares, at Redemption Value - (56.7%)		(13,534,476)
	Net Assets Applicable to Common Shares - 100.0%		$23,864,390

           *The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,533,02
Gross unrealized appreciation	$1,884,586
Gross unrealized depreciation	(393,548)
Net unrealized appreciation	$1,491,038

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	AMBAC Insured.

(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(e)	FGIC Insured.

(f)	ACA Insured.

(g)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(h)	FSA Insured.

(i)	MBIA Insured.

(j)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 18, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 18, 2008